Employee Benefit Plans (Tables)	12 Months Ended
Mar. 31, 2020
Retirement Benefits [Abstract]
Schedule of Consolidated Defined Benefit Pension Plans
The following table sets forth the Company’s consolidated defined benefit pension plans for its union and non-union employees as of March 31, 2020 and 2019, and the amounts recorded on the consolidated balance sheets at March 31, 2020 and 2019. Company contributions include amounts contributed directly to plan assets and indirectly as benefits paid from the Company’s assets. Benefit payments reflect the total benefits paid from the plans and the Company’s assets. Information on the plans includes both the domestic qualified and nonqualified plans and the foreign qualified plans.

	Pension Benefits		Other Postretirement Benefits
	Year ended March 31,		Year ended March 31,
	2020	2019	2020	2019
Change in projected benefit obligations
Projected benefit obligation at beginning of year	$2,234,734	$2,277,816	$109,455	$119,164
Service cost	2,336	3,292	62	227
Interest cost	68,446	79,446	1,559	4,039
Actuarial loss (gain)	138,652	48,931	3,472	(2,576)
Plan amendments	4,898	1,138	(99,080)	—
Curtailments	22,732	—	—	—
Divestitures	(55,354)	—	—	—
Participant contributions	204	196	252	833
Settlements	(14,579)	—	—	—
Special termination benefits	11,642	4,032	—	—
Benefits paid	(156,084)	(176,398)	(8,570)	(12,232)
Currency translation adjustment	(2,642)	(3,719)	—	—

Projected benefit obligation at end of year	$2,254,985	$2,234,734	$7,150	$109,455

Accumulated benefit obligation at end of year	$2,252,126	$2,229,188	$7,150	$109,455

Assumptions used to determine benefit obligations at end of year
Discount rate	2.47 -3.32%	2.54 -3.88%	3.00%	3.77%
Rate of compensation increase	3.50 -4.50%	3.50 -4.50%	N/A	N/A

Schedule of Change in Fair Value of Plan Assets

	Pension Benefits		Other Postretirement Benefits
	Year ended March 31,		Year ended March 31,
	2020	2019	2020	2019
Change in fair value of plan assets
Fair value of plan assets at beginning of year	$1,796,111	$1,903,901	$—	$—
Actual return on plan assets	(20,869)	67,753	—	—
Settlements	(14,579)	—	—	—
Participant contributions	204	196	252	833
Divestitures	(55,354)	—	—	—
Company contributions	51,372	4,580	8,319	11,399
Benefits paid	(156,084)	(176,398)	(8,571)	(12,232)
Currency translation adjustment	(2,756)	(3,921)	—	—

Fair value of plan assets at end of year	$1,598,045	$1,796,111	$—	$—

Funded status (underfunded)
Funded status	$(656,940)	$(438,623)	$(7,150)	$(109,455)

Reconciliation of amounts recognized on the consolidated balance sheets
Pension asset—noncurrent	$1,503	$3,900	$—	$—
Accrued benefit liability—current	(753)	(742)	(4,775)	(10,758)
Accrued benefit liability—noncurrent	(657,690)	(441,781)	(2,375)	(98,697)

Net amount recognized	$(656,940)	$(438,623)	$(7,150)	$(109,455)

Reconciliation of amounts recognized in accumulated other comprehensive income
Prior service credits	$5,595	$780	$(59,214)	$(14,497)
Actuarial losses (gains)	953,913	710,553	(58,151)	(67,985)
Income tax (benefits) expenses related to above items	(204,594)	(204,594)	42,016	42,016

Unamortized benefit plan costs (gains)	$754,914	$506,739	$(75,349)	$(40,466)

Schedule of Components of Net Periodic Benefit Cost
The components of net periodic benefit cost for fiscal years ended March 31, 2020, 2019, and 2018, are as follows:

	Pension Benefits			Other Postretirement Benefits
	Year Ended March 31,			Year Ended March 31,
	2020	2019	2018	2020	2019	2018
Components of net periodic pension cost
Service cost	$2,336	$3,292	$4,505	$62	$227	$391
Interest cost	68,446	79,446	75,189	1,559	4,039	4,393
Expected return on plan assets	(141,972)	(145,361)	(150,020)	—	—	—
Amortization of prior service credit cost	(874)	(3,619)	(2,841)	(4,872)	(4,655)	(8,537)
Amortization of net loss	28,288	20,151	17,734	(6,361)	(9,851)	(7,275)
Curtailment loss (gain)	23,690	—	29	(49,491)	—	(26,274)
Settlements	29,313	—	523	—	—	—
Special termination benefits	11,642	4,032	—	—	—	—

Total net periodic benefit (income) expense	$20,869	$(42,059)	$(54,881)	$(59,103)	$(10,240)	$(37,302)

Assumptions used to determine net periodic pension cost
Discount rate	2.54 - 3.88%	2.65 - 4.01%	2.87 - 4.06%	2.68 - 3.77%	3.93%	3.62 - 3.93%
Expected long-term rate of return on plan assets	5.00 - 8.00%	5.00 - 8.00%	6.50 - 8.00%	N/A	N/A	N/A
Rate of compensation increase	3.50 - 4.50%	3.50 - 4.50%	3.50 - 4.50%	N/A	N/A	N/A

Schedule of Amounts Expected to Recognized in Net Periodic Benefit Costs
The following table shows those amounts expected to be recognized in net periodic benefit costs during the fiscal year ending March 31, 2021:

	Pension Benefits	Other Postretirement Benefits
Amounts expected to be recognized in FY 2021 net periodic benefit costs
Prior service credit	$974	$(5,105)
Actuarial loss	$32,899	$(4,766)

Schedule of Estimated Future Benefit Payments from Plan Assets
The total estimated future benefit payments for the pension plans are expected to be paid from the plan assets and company funds. The OPEB payments reflect the Company’s portion of the funding. Estimated future benefit payments from plan assets and Company funds for the next ten years are as follows:

Year	Pension Benefits	Other Postretirement Benefits*
2021	$200,097	$4,824
2022	163,389	813
2023	159,963	182
2024	155,123	171
2025	150,985	162
2026 – 2030	690,383	666

*	Net of expected Medicare Part D subsidies of $400 and $70 in the years ended March 31, 2021 and 2022, respectively.

Schedule of Allocation of Plan Assets
The table below sets forth the Company’s target asset allocation for fiscal 2020 and the actual asset allocations at March 31, 2020 and 2019.

		Actual Allocation
	Target Allocation	March 31,
Asset Category	Fiscal 2020	2020	2019
Equity securities	40% - 50%	42%	45%
Fixed income securities	40% - 50%	50	48
Alternative investment funds	0% - 10%	6	5
Other	0% - 5%	2	2

Total		100%	100%

The tables below provide the fair values of the Company’s plan assets at March 31, 2020 and 2019, by asset category. The table also identifies the level of inputs used to determine the fair value of assets in each category (refer to Note 2 for definition of levels).

	March 31, 2020
	Level 1	Level 2	Level 3	Total
Assets
Cash and cash equivalents	$35,110	$—	$—	$35,110
Equity securities
International	155,389	—	—	155,389
U.S. equity	2	—	—	2
U.S. commingled fund	400,131	—	—	400,131
International commingled fund	34,014	—	—	34,014
Fixed income securities
Corporate bonds	—	23,672	—	23,672
Government securities	—	93,677	—	93,677
U.S. commingled fund	605,487	—	—	605,487
Other
Insurance contracts	—	—	910	910

Total investment in securities—assets	$1,230,133	$117,349	$910	$1,348,392

U.S. equity commingled fund				8,180
International equity commingled fund				67,101
U.S. fixed income commingled fund				73,838
International fixed income commingled fund				1,380
Government securities commingled fund				8,333
Private equity and infrastructure				89,797
Other				1,534

Total investment measured at NAV as a practical expedient				$250,163

Receivables				3,292
Payables				(3,802)

Total plan assets				$1,598,045

	March 31, 2019
	Level 1	Level 2	Level 3	Total
Assets
Cash and cash equivalents	$25,798	$6,189	$—	$31,987
Equity securities
International	161,132	—	—	161,132
U.S. equity	8,464	—	—	8,464
U.S. commingled fund	489,463	—	—	489,463
International commingled fund	39,797	—	—	39,797
Fixed income securities
Corporate bonds	—	24,942	—	24,942
Government securities	—	109,306	—	109,306
U.S. commingled fund	654,269	—	—	654,269
Other
Insurance contracts	—	—	1,021	1,021

Total investment in securities—assets	$1,378,923	$140,437	$1,021	$1,520,381

U.S. equity commingled fund				4,690
International equity commingled fund				96,867
U.S. fixed income commingled fund				76,766
Private equity and infrastructure				95,760
Other				1,693

Total investment measured at NAV as a practical expedient				$275,776

Receivables				1,238
Payables				(1,284)

Total plan assets				$1,796,111

Schedule of Effect of Twenty Five Basis-Point Change in Discount Rates
The effect of a 25 basis-point change in discount rates as of March 31, 2020, is shown below:

	Pension Benefits		Other Postretirement Benefits
Increase of 25 basis points
Obligation	*$	(56,208)	$(44)
Net periodic expense		104	(144)
Decrease of 25 basis points
Obligation	*$	58,058	$46
Net periodic expense		(235)	149

*	Excludes impact to plan assets due to the LDI investment approach discussed above under “Plan Assets, Investment Policy and Strategy.”